Amortized Cost and Fair Values of Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Fair value	$ 82,007		$ 66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	78,467		62,652
Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Fair value	16,317	[1]	11,891	[2]
US Government-sponsored Enterprises Debt Securities | Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Fair value	$ 13,100		$ 11,000

[1]	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[2]	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.